Accounts Payable and Accrued Liabilities and Compensation (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($) item	May 31, 2023 USD ($) item	May 31, 2022 USD ($) item
Accounts Payable and Accrued Liabilities and Compensation
Accounts payable	$ 62,328	$ 62,725	$ 67,974
Number of vendors | item	2	2	2
Compensation and related expense	$ 228	$ 335	$ 1,522
Legal fees and settlement	81	168	2,006
Clinical expense	346	187	3,727
Accrued inventory charges and expenses	7,023	4,978	1,392
License fees	1,330	862	150
Lease payable	142	139	134
Other liabilities			64
Total accrued liabilities	$ 9,150	$ 6,669	$ 8,995
Accounts Payable | Credit Availability Concentration Risk | Vendor One
Accounts Payable and Accrued Liabilities and Compensation
Concentration risk, percentage	70.00%	72.00%
Accounts Payable | Credit Availability Concentration Risk | Vendor Two
Accounts Payable and Accrued Liabilities and Compensation
Concentration risk, percentage		72.00%	73.00%